Segmented Information	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Segmented Information
26.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2025
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$252,997	$32,734	$30,720	$189,543	$220,263	$2,677,073

Sudbury 1	9,597	1,140	3,778	4,679	8,457	230,307

Constancia	22,629	2,899	2,203	17,527	19,730	58,963

San Dimas	23,982	4,632	2,097	17,253	19,350	131,787

Stillwater	4,594	818	583	3,193	3,776	206,058

Other 2	14,555	5,303	2,422	6,830	10,261	1,206,207

Total gold interests	$328,354	$47,526	$41,803	$239,025	$281,837	$4,510,395

Silver

Peñasquito	$71,467	$9,632	$10,261	$51,574	$61,835	$224,608

Antamina	36,303	7,355	9,077	19,871	28,948	474,215

Constancia	21,138	3,911	3,814	13,413	17,227	157,109

Other 3	36,831	5,036	5,702	26,093	27,480	721,492

Total silver interests	$165,739	$25,934	$28,854	$110,951	$135,490	$1,577,424

Palladium

Stillwater	$2,564	$450	$1,105	$1,009	$2,114	$211,019

Platreef	-	-	-	-	-	78,814

Total palladium interests	$2,564	$450	$1,105	$1,009	$2,114	$289,833

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$6,561	$1,259	$3,240	$2,062	$2,907	$225,020

Total mineral stream interests	$503,218	$75,169	$75,002	$353,047	$422,348	$6,669,707

Other

General and administrative				$(11,022)	$(10,498)

Share based compensation				(9,962)	-

Donations and community investments				(2,368)	(2,096)

Finance costs				(1,427)	(2,025)

Other				9,736	8,179

Income tax				(45,734)	(949)

Total other				$(60,777)	$(7,389)	$1,312,678

Consolidated				$292,270	$414,959	$7,982,385

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato and Blackwater gold interests as well as the non-operating
Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin and Blackwater silver interests as well as the non-operating
Stratoni, Aljustrel, Pascua-Lama, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Three Months Ended June 30, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$129,466	$23,337	$20,783	$85,346	$105,795	$2,638,316

Sudbury 1	13,383	2,272	7,530	3,581	11,106	250,227

Constancia	15,640	2,791	2,143	10,706	12,849	71,769

San Dimas	16,021	4,320	1,971	9,730	11,701	140,542

Stillwater	6,190	1,090	1,106	3,994	5,100	209,162

Other 2	1,450	256	324	870	1,195	903,067

Total gold interests	$182,150	$34,066	$33,857	$114,227	$147,746	$4,213,083

Silver

Peñasquito	$42,599	$6,667	$7,197	$28,735	$35,932	$261,561

Antamina	26,365	5,270	7,758	13,337	21,095	506,396

Constancia	12,122	2,614	2,574	6,934	9,508	172,475

Other 3	30,205	4,363	4,506	21,336	21,614	624,616

Total silver interests	$111,291	$18,914	$22,035	$70,342	$88,149	$1,565,048

Palladium

Stillwater	$4,210	$753	$1,846	$1,611	$3,457	$216,696

Platreef	-	-	-	-	-	78,815

Total palladium interests	$4,210	$753	$1,846	$1,611	$3,457	$295,511

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,585

Total platinum interests	$-	$-	$-	$-	$-	$67,036

Cobalt

Voisey’s Bay	$1,413	$274	$1,127	$12	$2,081	$346,874

Total mineral stream interests	$299,064	$54,007	$58,865	$186,192	$241,433	$6,487,552

Other

General and administrative				$(10,241)	$(8,962)

Share based compensation				(6,241)	-

Donations and community investments				(703)	(614)

Finance costs				(1,299)	(1,057)

Other				5,122	3,668

Income tax				(50,513)	(75)

Total other				$(63,875)	$(7,040)	$759,530

Consolidated				$122,317	$234,393	$7,247,082

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating
Minto, Copper World, Santo Domingo, Fenix, Blackwater, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Six Months Ended June 30, 2025
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$493,802	$68,676	$62,412	$362,714	$425,126	$2,677,073

Sudbury 1	25,714	3,393	11,244	11,077	22,307	230,307

Constancia	50,752	7,054	5,363	38,335	43,698	58,963

San Dimas	49,733	10,341	4,694	34,698	39,392	131,787

Stillwater	10,188	1,786	1,402	7,000	8,402	206,058

Other 2	17,860	6,651	2,877	8,332	13,082	1,206,207

Total gold interests	$648,049	$97,901	$87,992	$462,156	$552,007	$4,510,395

Silver

Peñasquito	$134,738	$18,641	$19,857	$96,240	$116,097	$224,608

Antamina	64,614	13,018	16,556	35,040	51,596	474,215

Constancia	44,514	8,481	8,269	27,764	36,034	157,109

Other 3	66,811	8,982	11,192	46,637	50,549	721,492

Total silver interests	$310,677	$49,122	$55,874	$205,681	$254,276	$1,577,424

Palladium

Stillwater	$4,936	$873	$2,160	$1,903	$4,063	$211,019

Platreef	-	-	-	-	-	78,814

Total palladium interests	$4,936	$873	$2,160	$1,903	$4,063	$289,833

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$9,967	$1,909	$5,669	$2,389	$6,869	$225,020

Total mineral stream interests	$973,629	$149,805	$151,695	$672,129	$817,215	$6,669,707

Other

General and administrative				$(24,547)	$(29,875)

Share based compensation				(22,143)	(17,209)

Donations and community investments				(5,060)	(4,975)

Finance costs				(2,868)	(3,186)

Other				17,256	16,964

Income tax				(88,513)	(3,182)

Total other				$(125,875)	$(41,463)	$1,312,678

Consolidated				$546,254	$775,752	$7,982,385

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato and Blackwater gold interests as well as the non-operating
Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin and Blackwater silver interests as well as the non-operating
Stratoni, Aljustrel, Pascua-Lama, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Six Months Ended June 30, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$247,317	$47,472	$43,103	$156,742	$199,845	$2,638,316

Sudbury 1	21,844	3,923	12,258	5,663	17,920	250,227

Constancia	57,363	11,251	8,496	37,616	46,112	71,769

San Dimas	32,469	9,322	4,180	18,967	23,147	140,542

Stillwater	11,073	1,965	2,307	6,801	9,108	209,162

Other 2	2,773	494	661	1,618	2,279	903,067

Total gold interests	$372,839	$74,427	$71,005	$227,407	$298,411	$4,213,083

Silver

Peñasquito	$86,249	$14,942	$14,671	$56,636	$71,307	$261,561

Antamina	44,453	8,835	13,134	22,484	35,618	506,396

Constancia	29,358	7,116	7,108	15,134	22,242	172,475

Other 3	47,889	7,433	7,583	32,873	37,433	624,616

Total silver interests	$207,949	$38,326	$42,496	$127,127	$166,600	$1,565,048

Palladium

Stillwater	$8,887	$1,622	$3,971	$3,294	$7,265	$216,696

Platreef	-	-	-	-	-	78,815

Total palladium interests	$8,887	$1,622	$3,971	$3,294	$7,265	$295,511

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,585

Total platinum interests	$-	$-	$-	$-	$-	$67,036

Cobalt

Voisey’s Bay	$6,195	$1,187	$5,069	$(61)	$9,087	$346,874

Total mineral stream interests	$595,870	$115,562	$122,541	$357,767	$481,363	$6,487,552

Other

General and administrative				$(20,705)	$(24,920)

Share based compensation				(7,522)	(11,129)

Donations and community investments				(2,273)	(1,988)

Finance costs				(2,741)	(2,182)

Other				12,317	12,820

Income tax				(50,485)	(191)

Total other				$(71,409)	$(27,590)	$759,530

Consolidated				$286,358	$453,773	$7,247,082

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating
Minto, Copper World, Santo Domingo, Fenix, Blackwater, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating
Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2025

(in thousands)	Three Months Ended Jun 30, 2025		Six Months Ended Jun 30, 2025		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$32,481	6%	$52,319	5%	$688,015	$194,641	$-	$9,452	$225,020	$1,117,128	18%

United States	7,158	1%	15,124	2%	206,058	116,437	211,019	-	-	533,514	8%

Mexico	100,940	20%	197,032	20%	131,784	323,713	-	-	-	455,497	7%

Europe

Portugal	7,627	2%	15,060	2%	-	15,997	-	-	-	15,997	0%

Sweden	18,163	4%	33,368	3%	-	24,198	-	-	-	24,198	0%

UK	-	0%	-	0%	20,375	-	-	-	-	20,375	0%

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514	4%

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889	0%

Chile	1,011	0%	1,886	0%	78,629	-	-	-	-	78,629	1%

Brazil	252,997	50%	493,802	51%	2,677,074	-	-	-	-	2,677,074	40%

Peru	80,071	16%	159,880	16%	58,963	631,317	-	-	-	690,280	10%

Ecuador	-	0%	-	0%	48,727	85	-	-	-	48,812	1%

Colombia	2,770	1%	5,158	1%	79,752	6,633	-	-	-	86,385	1%

Africa

Côte d’Ivoire	-	0%	-	0%	157,342	-	-	-	-	157,342	2%

Ethiopia	-	0%	-	0%	87,974	-	-	-	-	87,974	1%

South Africa	-	0%	-	0%	275,702	-	78,814	57,583	-	412,099	7%

Consolidated	$503,218	100%	$973,629	100%	$4,510,395	$1,577,424	$289,833	$67,035	$225,020	$6,669,707	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales				Carrying Amount at December 31, 2024

(in thousands)	Three Months Ended Jun 30, 2024		Six Months Ended Jun 30, 2024		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$14,796	5%	$28,039	5%	$701,358	$165,983	$-	$9,452	$230,689	$1,107,482	17%

United States	10,400	3%	19,960	3%	207,461	76,426	213,179	-	-	497,066	8%

Mexico	63,876	21%	128,506	22%	136,478	351,732	-	-	-	488,210	8%

Europe

Portugal	6,649	2%	12,469	2%	-	16,559	-	-	-	16,559	0%

Sweden	18,100	6%	25,229	4%	-	25,169	-	-	-	25,169	0%

UK	-	0%	-	0%	20,365	-	-	-	-	20,365	0%

South America

Argentina/Chile 1	-	0%	-	0%	-	253,513	-	-	-	253,513	4%

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889	0%

Chile	-	0%	-	0%	55,024	-	-	-	-	55,024	1%

Brazil	129,466	43%	247,317	42%	2,595,486	-	-	-	-	2,595,486	41%

Peru	54,127	19%	131,174	21%	64,327	656,142	-	-	-	720,469	11%

Ecuador	-	0%	-	0%	45,593	82	-	-	-	45,675	1%

Colombia	1,650	1%	3,176	1%	80,531	6,749	-	-	-	87,280	1%

Africa

Côte d’Ivoire	-	0%	-	0%	342	-	-	-	-	342	0%

Ethiopia	-	0%	-	0%	43,952	-	-	-	-	43,952	1%

South Africa	-	0%	-	0%	275,702	-	78,814	57,583	-	412,099	7%

Consolidated	$299,064	100%	$595,870	100%	$4,226,619	$1,563,244	$291,993	$67,035	$230,689	$6,379,580	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.